Condensed Consolidated Interim Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023		Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss for the period	$ (3,936,207)	$ (5,472,512)	$ (7,259,918)	[1]	$ (5,779,841)	[1]
Adjustments required to reconcile net loss for the period to net cash used in operating activities:
Depreciation	14,957	35,564	20,838		54,719
Decrease in liability for employee rights upon retirement, net					(28,452)
Issuance of shares to employees and services providers	557,220	1,243,160	2,477,544		856,064
Non- cash expenses in the Yaaran purchase transaction		1,661,707
Expenses from standby equity purchase agreement II and promissory note (Note 5(1))	147,019
Change in fair value of investment in nonconsolidated affiliate	856,836	87,576
Change in FV of long term loan	(32,381)
Interest income from solar project	(24,648)
Decrease in prepaid expenses and other current assets	153,774	122,936
Decrease in other liabilities	(330,480)	(65,027)
Change in operating lease asset	39,250	48,940
IPR&D recorded in respect of purchase of NTWO OFF Ltd.			1,661,707
Share based compensation to employees and directors		18,164	23,700		84,171
Loss (gain) from sales of property and equipment	189	(12,294)	(12,294)
Gain from standby equity purchase agreement II (Note 5(1))	(353,221)		(1,157,647)
Change in fair value of investment in nonconsolidated affiliate			713,593
Exchange rate differences on operating leases	5,505	1,039	13,064		(13,731)
Decrease (increase) in accounts receivable, net	(47,178)	146,831	85,590		(19,967)
Decrease (increase) in inventory	70,599	(9,058)	(39,807)		(59,103)
Decrease in prepaid expenses and other current assets			164,880		39,888
Decrease in accounts payable	(4,664)	(12,470)	(90,954)		(116,580)
Increase (decrease) in other liabilities			173,360		(112,083)
Decrease in operating lease expense			59,883		66,647
Change in operating lease liability	(43,718)	(53,425)	(66,298)		(68,858)
Net cash used in operating activities	(2,927,148)	(2,258,869)	(3,232,759)		(5,097,126)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in nonconsolidated affiliate	(203,000)	(1,542,348)	(1,542,349)
Long term loan	(406,465)
Solar PV joint venture project	(763,693)
Proceeds from sales of property and equipment	114	22,789	22,789
Purchase of property and equipment					(51,689)
Net cash used in investing activities	(1,373,044)	(1,519,559)	(1,519,560)		(51,689)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from promissory note	1,455,000		700,000
Repayments of long-term loans from banking institutions and other			(700,000)		(8,390)
Repayments of promissory note	(1,542,931)
Proceeds from standby equity purchase agreement, net	2,557,743		3,472,712
Proceeds on account of shares	131,220				4,103,330
Net cash provided by financing activities	2,601,032		3,472,712		4,094,940
Effect of exchange rate changes on cash and cash equivalents	(6,033)	8,486	7,010		(2,966)
DECREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(1,705,193)	(3,769,942)	(1,272,597)		(1,056,841)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	4,478,174	5,750,771	5,750,771		6,807,612
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF PERIOD	2,772,981	1,980,829	4,478,174		5,750,771
Non cash transactions:
Termination of lease liability			21,114
Initial recognition of operating lease right-of-use assets			15,709		47,280
Issuance of shares for future services		603,262	826,705
Issuance of shares for future services			422,163		61,006
Investment in nonconsolidated affiliate (see Note 3)		$ 826,705
Issuance of shares for commitment fee (see Note 10(21))			$ 254,274

[1]	Adjusted to reflect